Stockholders' Equity (Schedule Of Applicable Percentage Of Net Profits) (Detail)	12 Months Ended
Dec. 31, 2011
All Projects [Member] | Executive Vice President [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.875%
All Projects [Member] | Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.50%
All Projects [Member] | Senior Vice President Of Finance [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.50%
Projects In President's Division [Member] | Division/Region President [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	1.25%
Projects In All Other Divisions [Member] | Division/Region President [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.25%
Projects In All Other Divisions [Member] | Senior Vice President Of Operations [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.125%
Projects In Senior Vice President's Division [Member] | Senior Vice President Of Operations [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.75%